Commitments and Contingencies (Details) - Schedule of future minimum rental payments under all non-cancelable operating leases - Non-Cancelable Operating Leases [Member]	Dec. 31, 2020 USD ($)
Commitments and Contingencies (Details) - Schedule of future minimum rental payments under all non-cancelable operating leases [Line Items]
2021	$ 340,325
2022	848,602
2023	874,060
2024	900,281
2025	150,779
Thereafter
Total	$ 3,114,047